4. Property and Equipment (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Depreciation expense	$ 23,022	$ 23,874	$ 46,367	$ 53,515